UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

CLEARBRIDGE ALL CAP GROWTH ETF

FORM N-Q

JUNE 30, 2017

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited)	June 30, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.1%
CONSUMER DISCRETIONARY - 15.7%
Hotels, Restaurants & Leisure - 1.6%
Chipotle Mexican Grill Inc.	442	$183,916	*
Yum China Holdings Inc.	8,348	329,162	*

Total Hotels, Restaurants & Leisure		513,078

Internet & Direct Marketing Retail - 4.0%
Amazon.com Inc.	964	933,152	*
Liberty Interactive Corp. QVC Group, Class A Shares	12,714	312,002	*
Liberty Ventures, Series A Shares	1,014	53,022	*

Total Internet & Direct Marketing Retail		1,298,176

Media - 8.6%
AMC Networks Inc., Class A Shares	2,106	112,481	*
Comcast Corp., Class A Shares	37,518	1,460,200
Discovery Communications Inc., Class A Shares	6,552	169,238	*
Liberty Broadband Corp., Class A Shares	234	20,075	*
Liberty Broadband Corp., Class C Shares	442	38,343	*
Liberty Media Corp.-Liberty Formula One, Class A Shares	390	13,662	*
Liberty Media Corp.-Liberty Formula One, Class C Shares	598	21,899	*
Liberty Media Corp.-Liberty SiriusXM, Class A Shares	1,664	69,855	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	3,328	138,778	*
Lions Gate Entertainment Corp., Class B Shares	2,574	67,645	*
Twenty-First Century Fox Inc., Class A Shares	9,386	265,999
Walt Disney Co.	4,212	447,525

Total Media		2,825,700

Specialty Retail - 1.5%
Home Depot Inc.	3,250	498,550

TOTAL CONSUMER DISCRETIONARY		5,135,504

CONSUMER STAPLES - 4.0%
Beverages - 2.2%
Anheuser-Busch InBev SA/NV, ADR	3,640	401,710
Coca-Cola Co.	7,332	328,840

Total Beverages		730,550

Food & Staples Retailing - 1.8%
CVS Health Corp.	7,280	585,749

TOTAL CONSUMER STAPLES		1,316,299

ENERGY - 5.3%
Energy Equipment & Services - 3.1%
National-Oilwell Varco Inc.	6,292	207,259
Schlumberger Ltd.	6,786	446,790
Weatherford International PLC	90,922	351,868	*

Total Energy Equipment & Services		1,005,917

Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Corp.	9,854	446,780
Pioneer Natural Resources Co.	1,638	261,392

Total Oil, Gas & Consumable Fuels		708,172

TOTAL ENERGY		1,714,089

FINANCIALS - 4.6%
Capital Markets - 3.6%
BlackRock Inc.	1,222	516,185
Charles Schwab Corp.	7,930	340,673
Nasdaq Inc.	4,370	312,411

Total Capital Markets		1,169,269

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Consumer Finance - 1.0%
American Express Co.	4,134	$348,248

TOTAL FINANCIALS		1,517,517

HEALTH CARE - 22.8%
Biotechnology - 10.1%
Alexion Pharmaceuticals Inc.	2,496	303,688	*
Biogen Inc.	4,030	1,093,581	*
Bioverativ Inc.	1,300	78,221	*
Celgene Corp.	5,096	661,817	*
Ionis Pharmaceuticals Inc.	5,564	283,041	*
Regeneron Pharmaceuticals Inc.	806	395,859	*
Vertex Pharmaceuticals Inc.	3,640	469,087	*

Total Biotechnology		3,285,294

Health Care Equipment & Supplies - 1.6%
DENTSPLY SIRONA Inc	4,888	316,938
Medtronic PLC	2,340	207,675

Total Health Care Equipment & Supplies		524,613

Health Care Providers & Services - 5.2%
UnitedHealth Group Inc.	9,256	1,716,248

Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific Inc.	2,392	417,332

Pharmaceuticals - 4.6%
Allergan PLC	2,834	688,917
Johnson & Johnson	3,094	409,305
Zoetis Inc.	6,578	410,336

Total Pharmaceuticals		1,508,558

TOTAL HEALTH CARE		7,452,045

INDUSTRIALS - 9.3%
Aerospace & Defense - 2.7%
L3 Technologies Inc.	3,016	503,913
Rockwell Collins Inc.	3,432	360,635

Total Aerospace & Defense		864,548

Air Freight & Logistics - 1.2%
United Parcel Service Inc., Class B Shares	3,562	393,922

Building Products - 1.4%
Johnson Controls International PLC	10,530	456,581

Construction & Engineering - 0.9%
Fluor Corp.	6,708	307,092

Industrial Conglomerates - 1.1%
Honeywell International Inc.	2,626	350,019

Machinery - 0.7%
Pentair PLC	3,224	214,525

Trading Companies & Distributors - 1.3%
NOW Inc.	6,396	102,848	*
W. W. Grainger Inc.	1,846	333,258

Total Trading Companies & Distributors		436,106

TOTAL INDUSTRIALS		3,022,793

INFORMATION TECHNOLOGY - 31.1%
Communications Equipment - 1.0%
Palo Alto Networks Inc.	2,366	316,594	*

Electronic Equipment, Instruments & Components - 2.4%
Dolby Laboratories Inc., Class A Shares	5,070	248,227
TE Connectivity Ltd.	6,890	542,105

Total Electronic Equipment, Instruments & Components		790,332

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Internet Software & Services - 8.5%
Akamai Technologies Inc.	9,178	$457,156	*
Alphabet Inc., Class A Shares	442	410,919	*
Alphabet Inc., Class C Shares	676	614,302	*
eBay Inc.	7,358	256,941	*
Facebook Inc., Class A Shares	3,484	526,014	*
LogMeIn Inc.	676	70,642
Twitter Inc.	24,856	444,177	*

Total Internet Software & Services		2,780,151

IT Services - 3.1%
PayPal Holdings Inc.	7,592	407,463	*
Visa Inc., Class A Shares	6,396	599,817

Total IT Services		1,007,280

Semiconductors & Semiconductor Equipment - 3.4%
Broadcom Ltd.	1,768	412,033
Cree Inc.	4,576	112,798	*
Texas Instruments Inc.	3,718	286,026
Xilinx Inc.	4,576	294,328

Total Semiconductors & Semiconductor Equipment		1,105,185

Software - 9.6%
Adobe Systems Inc.	3,172	448,648	*
Autodesk Inc.	4,290	432,518	*
Citrix Systems Inc.	6,786	540,030	*
Microsoft Corp.	9,672	666,691
Nuance Communications Inc.	7,384	128,555	*
Red Hat Inc.	4,550	435,662	*
Splunk Inc.	4,274	243,148	*
VMware Inc., Class A Shares	2,886	252,323	*

Total Software		3,147,575

Technology Hardware, Storage & Peripherals - 3.1%
Apple Inc.	2,080	299,562
Seagate Technology PLC	10,582	410,053
Western Digital Corp.	3,354	297,164

Total Technology Hardware, Storage & Peripherals		1,006,779

TOTAL INFORMATION TECHNOLOGY		10,153,896

MATERIALS - 4.3%
Chemicals - 2.5%
Ecolab Inc.	3,172	421,083
Monsanto Co.	3,354	396,979

Total Chemicals		818,062

Metals & Mining - 1.8%
Freeport-McMoRan Inc.	23,608	283,532	*
Nucor Corp.	5,070	293,401

Total Metals & Mining		576,933

TOTAL MATERIALS		1,394,995

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $31,770,098)		31,707,138

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2017

	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 3.0%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $984,779)	0.822%	984,779	$984,779

TOTAL INVESTMENTS - 100.1% (Cost - $32,754,877#)			32,691,917
Liabilities in Excess of Other Assets - (0.1)%			(29,452)

TOTAL NET ASSETS - 100.0%			$32,662,465

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Growth ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on The NASDAQ Stock Market LLC. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to achieve long-term capital appreciation through investing in a diversified portfolio of large, medium and small capitalization stocks that have the potential for above-average long-term earnings and/or cash flow growth.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any

Notes to Schedule of Investments (unaudited) (continued)

transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$31,707,138	—	—	$31,707,138

Short-Term Investments†	984,779	—	—	984,779

Total Investments	$32,691,917	—	—	$32,691,917

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$561,539
Gross unrealized depreciation	(624,499)

Net unrealized depreciation	$(62,960)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 24, 2017